Employee benefits - Additional Information (Details) € in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2023 item	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Employee benefits
Employer's contributions to pension insurance plans | €		€ 1,272	€ 1,322	€ 1,030
Number of clinical stage development programs | item	3